Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant		8,900,000.0
Total unrecognized compensation cost not yet recognized		$ 193
Period for recognition		2 years 4 months 19 days
Shares of common stock available for future purchases		4,600,000
Number of shares employees purchased		500,000	600,000	900,000
Intrinsic value of options		$ 94	$ 88	$ 125
Aggregate grant date fair value		30	$ 26	$ 18
Thoratec [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate grant date fair value		$ 5
Award requisite service period	4 years	4 years
Incremental stock-based compensation expense		$ 88
Number of shares granted in period		1,200,000
Weighted average grant date fair value (USD per share)		$ 63.19
Shares vested in period		100,000
Shares unvested		1,100,000
Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for option grants in lieu of restricted stock grants		7,500,000.0
Shares available for restricted stock grants in lieu of stock options		3,300,000.0
Number of available shares reduced		2.25
Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for option grants in lieu of restricted stock grants		100,000.0
Shares available for restricted stock grants in lieu of stock options		100,000.0
Number of available shares reduced		1
Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for only option grants		1,300,000